UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     July 29, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total: $    296,291,656

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
3M Co				      Common Stock	88579Y101 $ 6,090,517 	 	   87,520     Sole		     Sole
American Express Co		      Common Stock	025816109 $11,301,000 	 	  300,000     Sole		     Sole
AT&T Inc			      Common Stock	00206R102 $ 7,086,456 		  210,343     Sole		     Sole
Automatic Data Proce		      Common Stock	053015103 $ 2,413,440 		   57,600     Sole		     Sole
Bank of America Corp		      Common Stock	060505104 $ 8,682,808 	 	  363,754     Sole		     Sole
BP PLC				      Common Stock	055622104 $ 7,743,698 		  111,308     Sole		     Sole
Broadridge Financial		      Common Stock	11133T103 $   303,120 		   14,400     Sole		     Sole
Caterpillar Inc			      Common Stock	149123101 $ 3,129,968 		   42,400     Sole		     Sole
Chevron Corp			      Common Stock	166764100 $ 8,052,132 		   81,228     Sole		     Sole
Citigroup Inc			      Common Stock	172967101 $ 7,237,236 	 	  431,816     Sole		     Sole
Coca-Cola Co/The		      Common Stock	191216100 $ 7,296,952 	 	  140,380     Sole		     Sole
Colgate-Palmolive Co		      Common Stock	194162103 $ 6,875,450 	 	   99,500     Sole		     Sole
Dell Inc			      Common Stock	24702R101 $13,559,036 	 	  619,700     Sole		     Sole
Dow Chemical Co/The		      Common Stock	260543103 $ 6,593,801 	 	  188,880     Sole		     Sole
EI Du Pont de Nemour		      Common Stock	263534109 $ 6,973,914 	 	  162,600     Sole		     Sole
Exxon Mobil Corp		      Common Stock	30231G102 $ 7,949,326 	 	   90,200     Sole		     Sole
FairPoint Comm			      Common Stock	305560104 $    29,208 	 	    4,051     Sole		     Sole
General Electric Co		      Common Stock	369604103 $ 6,002,714 	 	  224,905     Sole		     Sole
Home Depot Inc			      Common Stock	437076102 $ 5,986,035 	 	  255,595     Sole		     Sole
Intel Corp			      Common Stock	458140100 $14,373,557 		  669,160     Sole		     Sole
Intl Bus Machines		      Common Stock	459200101 $ 7,182,918 		   60,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104 $ 8,279,271 		  128,680     Sole		     Sole
Kellogg Co			      Common Stock	487836108 $13,157,480 		  274,000     Sole		     Sole
Lowe's Cos Inc			      Common Stock	548661107 $13,072,500 		  630,000     Sole		     Sole
Merck & Co Inc			      Common Stock	589331107 $6,141,209 	 	  162,940     Sole		     Sole
Microsoft Corp			      Common Stock	594918104 $13,412,776 		  487,560     Sole		     Sole
Nucor Corp			      Common Stock	670346105 $16,726,080 	 	  224,000     Sole		     Sole
PepsiCo Inc			      Common Stock	713448108 $ 6,928,766 	 	  108,960     Sole		     Sole
Pfizer Inc			      Common Stock	717081103 $ 5,899,270 		  337,680     Sole		     Sole
PNC Financial Ser		      Common Stock	693475105 $ 8,261,571 	 	  144,686     Sole		     Sole
Procter & Gamble Co		      Common Stock	742718109 $ 6,458,022 		  106,200     Sole		     Sole
Progressive Corp/The		      Common Stock	743315103 $15,013,440 		  802,000     Sole		     Sole
Sara Lee Corp			      Common Stock	803111103 $14,305,550 	        1,167,800     Sole		     Sole
Texas Instruments		      Common Stock	882508104 $13,150,720 		  467,000     Sole		     Sole
Verizon Communicatio		      Common Stock	92343V104 $ 7,604,239 		  214,809     Sole		     Sole
Wachovia Corp			      Common Stock	929903102 $ 3,017,479 		  194,300     Sole		     Sole

====================================================================================================================================

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